SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo Small Cap Value Fund (the “Fund”)

Effective immediately, Eric C. Astheimer and Michael Schneider, CFA are removed as portfolio managers for the Fund. All references to Mr. Astheimer and Mr. Schneider are removed.

Effective immediately, Jeff Goverman, Garth R. Nisbet, CFA and Craig Pieringer, CFA are added as portfolio managers for the Fund.

In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts
and Beneficial Ownership tables are amended to add the following information:

Jeff Goverman[1]	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$139.25M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	3
	Total Assets Managed	$100.79M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	15
	Total Assets Managed	$246.89M
	Number of Accounts Subject to Performance Fee	4
	Assets of Accounts Subject to Performance Fee	$41.81M
1.	Mr. Goverman became a portfolio manager of the Fund on May 23, 2019. The information presented in this table is as of March 31, 2019, at which time Mr. Goverman was not a portfolio manager of the Fund.

Garth R. Nisbet, CFA[1]	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$139.25M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	3
	Total Assets Managed	$100.79M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	15
	Total Assets Managed	$246.89M
	Number of Accounts Subject to Performance Fee	3
	Assets of Accounts Subject to Performance Fee	$32.14M
1.	Mr. Nisbet became a portfolio manager of the Fund on May 23, 2019. The information presented in this table is as of March 31, 2019, at which time Mr. Nisbet was not a portfolio manager of the Fund.

Craig Pieringer, CFA[1]	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$139.25M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	3
	Total Assets Managed	$100.79M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	15
	Total Assets Managed	$246.89M
	Number of Accounts Subject to Performance Fee	4
	Assets of Accounts Subject to Performance Fee	$41.81M
1.	Mr. Pieringer became a portfolio manager of the Fund on May 23, 2019. The information presented in this table is as of March 31, 2019, at which time Mr. Pieringer was not a portfolio manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Jeff Goverman[1]	Small Cap Value Fund	$0
Garth R. Nisbet, CFA[2]	Small Cap Value Fund	$0
Craig Pieringer, CFA[3]	Small Cap Value Fund	$0
1.	Mr. Goverman became a portfolio manager of the Fund on May 23, 2019. The information presented in this table is as of March 31, 2019, at which time Mr. Goverman was not a portfolio manager of the Fund.
2.	Mr. Nisbet became a portfolio manager of the Fund on May 23, 2019. The information presented in this table is as of March 31, 2019, at which time Mr. Nisbet was not a portfolio manager of the Fund.
3.	Mr. Pieringer became a portfolio manager of the Fund on May 23, 2019. The information presented in this table is as of March 31, 2019, at which time Mr. Pieringer was not a portfolio manager of the Fund.

May 23, 2019